UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Preferred and Corporate Income Strategies Fund, Inc.
              (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

Preferred Securities

                                     Face
Industry                           Amount   Capital Trusts                                                              Value
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.0%       $  1,600,000   Lehman Brothers Holdings Capital Trust V, 3.915% (b)(h)                 $    1,257,477
                                1,475,000   State Street Capital Trust III, 8.25% (b)(h)                                 1,481,694
                                3,390,000   State Street Capital Trust IV, 5.991% due 6/01/2067 (b)                      2,791,929
                                                                                                                    --------------
                                                                                                                         5,531,100
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                  725,000   Abbey National Capital Trust I, 8.963% (b)(h)                                  856,751
- 8.8%                          4,600,000   BB&T Capital Trust IV, 6.82% due 6/12/2077 (b)                               4,306,534
                                1,585,000   Barclays Bank Plc, 5.926% (b)(f)(h)                                          1,475,282
                                  975,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (f)                             974,775
                                5,000,000   First Chicago NBD Institutional Capital I, 3.789% due
                                            2/01/2027 (b)                                                                4,465,435
                                  910,000   First Empire Capital Trust II, 8.277% due 6/01/2027                            950,240
                                1,500,000   Hubco Capital Trust II Series B, 7.65% due 6/15/2028                         1,564,161
                                  975,000   Huntington Capital III, 6.65% due 5/15/2037 (b)                                810,923
                                  980,000   Royal Bank of Scotland Group Plc, 7.648% (b)(h)                              1,017,860
                                                                                                                    --------------
                                                                                                                        16,421,961
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.9%         3,470,000   Capital One Capital III, 7.686% due 8/15/2036                                2,626,478
                                  910,000   MBNA Capital A, 8.278% due 12/01/2026                                          947,164
                                                                                                                    --------------
                                                                                                                         3,573,642
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial           3,000,000   Farm Credit Bank of Texas Series 1, 7.561% (b)(h)                            3,157,200
Services - 2.4%                 1,830,000   JPM Chase Capital XXI, 4.065% due 5/15/2077 (b)(i)                           1,371,830
                                                                                                                    --------------
                                                                                                                         4,529,030
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 10.5%               3,990,000   AON Corp., 8.205% due 1/01/2027                                              4,087,396
                                1,510,000   Ace Capital Trust II, 9.70% due 4/01/2030                                    1,846,639
                                9,110,000   Farmers Exchange Capital, 7.05% due 7/15/2028 (f)                            8,606,909
                                  750,000   Genworth Financial, Inc., 6.15% due 11/15/2066 (b)                             662,016
                                3,000,000   Mangrove Bay Pass-Through Trust, 6.102% due
                                            7/15/2033 (b)(f)                                                             2,594,760
                                  915,000   Oil Casualty Insurance Ltd., 8% due 9/15/2034 (f)                              853,151
                                1,000,000   Zenith National Insurance Capital Trust I, 8.55% due
                                            8/01/2028 (f)                                                                1,002,500
                                                                                                                    --------------
                                                                                                                        19,653,371
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%          1,200,000   Dominion Resources Capital Trust I, 7.83% due 12/01/2027                     1,259,177
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                975,000   Webster Capital Trust IV, 7.65% due 6/15/2037 (b)                              844,194
Finance - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Capital Trusts (Cost - $55,052,600) - 27.7%                           51,812,475
----------------------------------------------------------------------------------------------------------------------------------

                                   Shares
                                     Held   Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%          1,900,000   Ameriprise Financial, Inc., 7.518% due 6/01/2066 (b)                         1,868,924
                                   15,000   Deutsche Bank Contingent Capital Trust II, 6.55%                               366,900
                                                                                                                    --------------
                                                                                                                         2,235,824
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                    1,176   First Tennessee Bank NA, 3.90% (b)(f)                                          877,590
- 10.7%                         1,700,000   ICICI Bank Ltd., 7.25%  (b)(d)(f)                                            1,508,066
                                   42,000   Provident Financial Group, Inc., 7.75%                                       1,082,815
                                4,425,000   Resona Preferred Global Securities Ltd., 7.191% (b)(f)                       4,389,627
                                  149,000   Santander Finance Preferred SA Unipersonal, 6.50%                            3,324,563
                                  100,000   Santander Finance Preferred SA Unipersonal, 6.80%                            2,331,250
                                   12,000   Sovereign Bancorp, Inc. Series C, 7.30% (a)                                    287,880
                                  235,000   Wachovia Corp. Series J, 8%                                                  6,196,950
                                                                                                                    --------------
                                                                                                                        19,998,741
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              78,000   Bank of America Corp., 6.625%                                                1,898,520
Services - 8.7%                     2,000   Bank of America Corp. Series L, 7.25% (g)                                    2,244,000

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                   Shares
Industry                             Held   Preferred Stocks                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                  130,000   Citigroup, Inc. Series AA, 8.125%                                       $    3,408,600
                                   75,000   Citigroup, Inc. Series T, 6.50% (g)                                          4,053,750
                                   38,000   Cobank ACB, 7%                                                               1,642,170
                                3,870,000   JPMorgan Chase Capital XXI Series U, 4.062% due
                                            2/02/2037 (b)                                                                2,876,614
                                                                                                                    --------------
                                                                                                                        16,123,654
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                 25,000   Alabama Power Co., 6.50%                                                       618,750
- 2.0%                             28,800   Entergy Arkansas, Inc., 6.45%                                                  722,701
                                   22,650   Entergy Louisiana LLC, 6.95%                                                 2,447,536
                                                                                                                    --------------
                                                                                                                         3,788,987
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 13.2%               4,300,000   AXA SA, 6.379%  (b)(f)                                                       3,622,836
                                   55,000   Aspen Insurance Holdings Ltd., 7.401% (b)                                    1,251,250
                                   35,000   Axis Capital Holdings Ltd. Series A, 7.25%                                     868,000
                                    9,000   Axis Capital Holdings Ltd. Series B, 7.50% (b)                                 961,032
                                   35,200   Endurance Specialty Holdings Ltd. Series A, 7.75%                              870,848
                                1,740,000   Financial Security Assurance Holdings Ltd., 6.40% due 12/15/2066 (b)(f)      1,297,344
                                2,000,000   Great West Life & Annuity Insurance Co., 7.153% due 5/16/2046 (b)(f)         1,997,600
                                5,000,000   Metlife, Inc., 6.40% due 12/15/2066                                          4,487,180
                                  170,000   Metlife, Inc. Series B, 6.50%                                                4,171,800
                                1,450,000   PartnerRe Finance II, 6.44% due 12/01/2066 (b)                               1,305,522
                                  165,000   RenaissanceRe Holding Ltd. Series D, 6.60%                                   3,732,300
                                                                                                                    --------------
                                                                                                                        24,565,712
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%          2,100,000   Dominion Resources, Inc., 7.50% due 6/30/2066 (b)                            2,007,335
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable             825,000   Enterprise Products Operating LP, 8.375% due
Fuels - 0.4%                                8/01/2066 (b)                                                                  824,441
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                215,000   Fannie Mae, 8.25%                                                            5,680,300
Finance - 9.8%                      6,000   Fannie Mae Series L, 5.125%                                                    244,980
                                  100,000   Fannie Mae Series O, 7% (b)                                                  4,956,250
                                   50,000   Freddie Mac Series U, 5.90%                                                  1,198,500
                                   75,000   Freddie Mac Series V, 5.57%                                                  1,572,750
                                  100,000   Freddie Mac Series Y, 6.55%                                                  2,444,000
                                   90,000   Freddie Mac Series Z, 8.375%                                                 2,416,500
                                                                                                                    --------------
                                                                                                                        18,513,280
----------------------------------------------------------------------------------------------------------------------------------
Wireless                            2,720   Centaur Funding Corp., 9.08%                                                 2,996,250
Telecommunication
Services - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Stocks (Cost - $86,925,251) - 48.7%                         91,054,224
----------------------------------------------------------------------------------------------------------------------------------

                                            Real Estate Investment Trusts
----------------------------------------------------------------------------------------------------------------------------------
                                      610   First Industrial Realty Trust, Inc., 6.236% (b)                                631,159
                                   17,000   HCP, Inc. Series F, 7.10%                                                      385,900
                                  247,917   HRPT Properties Trust Series B, 8.75%                                        6,178,092
                                  125,000   HRPT Properties Trust Series C, 7.125%                                       2,812,500
                                   44,000   Health Care REIT, Inc. Series F, 7.625%                                      1,067,000
                                   59,500   iStar Financial, Inc. Series I, 7.50%                                        1,126,335
                                   18,400   PS Business Parks, Inc. Series K, 7.95%                                        446,200
                                   40,000   Public Storage, Inc. Series I, 7.25%                                           972,400
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Real Estate Investment Trusts
                                            (Cost - $14,841,176) - 7.3%                                                 13,619,586
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                     Face
Industry                           Amount   Trust Preferreds                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%      $    250,000   KeyCorp Capital IX, 6.75%                                               $      223,682
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.2%         2,325,500   Capital One Capital II, 7.50% due 6/15/2066                                  2,189,918
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial           1,980,000   Citigroup Capital XVII, 6.35% due 3/15/2067                                  1,797,201
Services - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities              1,235,000   PPL Energy Supply LLC, 7% due 7/15/2046                                      1,252,919
- 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 5.3%           10,000,000   Southwest Gas Capital II, 7.70% due 9/15/2043                                9,995,846
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.9%                2,000,000   ABN AMRO North America Capital Funding Trust II, 5.046%  (b)(f)(h)           1,448,289
                                2,250,000   Lincoln National Capital VI Series F, 6.75% due 9/11/2052                    2,191,798
                                                                                                                    --------------
                                                                                                                         3,640,087
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                    5,875,000   Comcast Corp., 6.625% due 5/15/2056                                          5,436,842
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Trust Preferreds (Cost - $25,820,906) - 13.1%                         24,536,495
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Securities
                                            (Cost - $182,639,933) - 96.8%                                              181,022,780
----------------------------------------------------------------------------------------------------------------------------------

                                            Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Building Products                 980,000   C8 Capital SPV Ltd., 6.64%  (b)(f)(h)                                          886,165
- 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%          1,970,000   Credit Suisse Guernsey Ltd., 5.86%  (b)(h)                                   1,807,735
                                  330,000   Lehman Brothers Holdings, Inc., 6.691% due 9/15/2022 (b)                       317,113
                                1,950,000   Lehman Brothers Holdings, Inc., 6.875% due 7/17/2037                         1,897,284
                                                                                                                    --------------
                                                                                                                         5,891,056
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                7,000,000   BNP Paribas, 7.195%  (b)(f)(h)                                               6,745,725
- 18.9%                         2,015,000   Bank of Ireland Capital Funding II, LP, 5.571%  (b)(f)(h)                    1,747,662
                                2,150,000   Bank of Ireland Capital Funding III, LP, 6.107% (b)(f)(h)                    1,851,629
                                1,325,000   Barclays Bank Plc, 7.434%  (b)(f)(h)                                         1,385,904
                                7,945,000   Credit Agricole SA, 6.637% (b)(f)(h)                                         7,225,779
                                1,400,000   Royal Bank of Scotland Group Plc, 6.99%  (b)(f)(h)                           1,409,164
                                1,200,000   Royal Bank of Scotland Group Plc, 9.118% (h)                                 1,299,869
                                1,900,000   Royal Bank of Scotland Plc Series MTN, 7.64%  (b)(h)                         1,945,995
                                6,325,000   Societe Generale, 5.922%  (b)(f)(h)                                          5,834,699
                                3,350,000   Standard Chartered Bank, 7.014%  (b)(f)(h)                                   3,175,559
                                1,050,000   SunTrust Preferred Capital I, 5.853% (b)(h)                                    893,582
                                2,125,000   Woori Bank, 6.208% due 5/02/2067 (b)(f)                                      1,825,976
                                                                                                                    --------------
                                                                                                                        35,341,543
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging          5,000,000   Sealed Air Corp., 6.875% due 7/15/2033 (f)                                   4,783,315
- 2.6%
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial           6,425,000   Bank of America Corp. Series K, 8%  (b)(h)                                   6,673,969
Services - 8.0%                 2,800,000   Citigroup, Inc., 8.30% due 12/21/2077 (b)                                    3,018,526
                                5,625,000   JPMorgan Chase Capital XXV, 6.80% due 10/01/2037                             5,316,075
                                                                                                                    --------------
                                                                                                                        15,008,570
----------------------------------------------------------------------------------------------------------------------------------
Diversified                     4,000,000   France Telecom SA, 8.50% due 3/01/2031                                       5,096,248
Telecommunication
Services - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                172,000   Duke Energy Carolinas LLC, 5.25% due 1/15/2018                                 174,846
- 3.6%                          5,000,000   Energy East Corp., 6.75% due 9/15/2033                                       5,059,400
                                1,500,000   PPL Capital Funding, 6.70% due 3/30/2067 (b)                                 1,380,764
                                   95,000   Southern California Edison Co. Series 08-A, 5.95% due 2/01/2038                 94,973
                                                                                                                    --------------
                                                                                                                         6,709,983
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.2%            2,350,000   Southern Union Co., 7.20% due 11/01/2066 (b)                                 2,311,526
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 23.7%               3,200,000   The Allstate Corp., 6.50% due 5/15/2057 (b)                                  2,916,115
                                2,625,000   The Allstate Corp. Series B, 6.125% due 5/15/2067 (b)                        2,554,054
                                3,100,000   American International Group, Inc., 6.25% due 3/15/2087                      2,708,442
                                4,475,000   Chubb Corp., 6.375% due 3/29/2067 (b)                                        4,410,247

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                     Face
Industry                           Amount   Corporate Bonds                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                             $  3,560,000   Everest Reinsurance Holdings, Inc., 6.60% due
                                            5/01/2067 (b)                                                           $    3,144,619
                                2,550,000   Liberty Mutual Group, Inc., 7% due 3/15/2037 (b)(f)                          2,254,072
                                3,000,000   Lincoln National Corp., 7% due 5/17/2066 (b)                                 2,983,593
                                1,250,000   Lincoln National Corp., 6.05% due 4/20/2067 (b)                              1,167,336
                                2,450,000   Nationwide Life Global Funding I, 6.75% due 5/15/2067                        2,068,849
                                1,000,000   Oil Insurance Ltd., 7.558%  (b)(f)(h)                                        1,009,930
                                2,900,000   Progressive Corp., 6.70% due 6/15/2037 (b)                                   2,757,523
                                2,120,000   QBE Capital Funding II LP, 6.797%  (b)(f)(h)                                 1,996,215
                                  700,000   Reinsurance Group of America, 6.75% due 12/15/2065 (b)                         642,465
                                2,225,000   Swiss Re Capital I LP, 6.854%  (b)(f)(h)                                     2,152,378
                                5,750,000   The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)                            5,467,727
                                1,800,000   ZFS Finance (USA) Trust II, 6.45% due 12/15/2065 (b)(f)                      1,659,186
                                  500,000   ZFS Finance (USA) Trust IV, 5.875% due 5/09/2032 (b)                           465,770
                                4,355,000   ZFS Finance (USA) Trust V, 6.50% due 5/09/2067 (b)(f)                        3,976,202
                                                                                                                    --------------
                                                                                                                        46,332,323
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.3%                    2,000,000   TCI Communications, Inc., 8.75% due 8/01/2015                                2,349,032
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%            475,000   Puget Sound Energy, Inc. Series A, 6.974% due
                                            6/01/2067 (b)                                                                  443,637
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable           2,150,000   TransCanada PipeLines Ltd., 6.35% due 5/15/2067 (b)                          2,001,992
Fuels - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage              1,000,000   Washington Mutual Preferred Funding Delaware, 6.534%  (b)(f)(h)                677,170
Finance - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Corporate Bonds (Cost - $136,537,643) - 66.4%                        123,966,036
----------------------------------------------------------------------------------------------------------------------------------

                                            Government & Agency Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                   95,000   U.S. Treasury Notes, 4.75% due 8/15/2017                                       103,416
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Government  & Agency Obligations
                                            (Cost - $95,909) - 0.1%                                                        103,416
----------------------------------------------------------------------------------------------------------------------------------

                               Beneficial
                                 Interest   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                             $ 16,263,472   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                            3.76% (c)(e)                                                                16,263,472
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                             (Cost - $16,263,472) - 8.7%                                                16,263,472
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments Before Borrowed Bonds
                                            (Cost - $335,536,957*) - 172.0%                                            321,355,704
----------------------------------------------------------------------------------------------------------------------------------

                                     Face
                                   Amount   Borrowed Bonds
----------------------------------------------------------------------------------------------------------------------------------
                             $ (2,310,000)  U.S. Treasury Notes, 4.75% due 8/15/2017                                    (2,514,652)
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Borrowed Bonds (Proceeds - $2,332,675) - (1.3%)                       (2,514,652)
----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments, Net of Borrowed Bonds
                                            (Cost - $333,204,282) - 170.7%                                             318,841,052

                                            Other Assets Less Liabilities - 2.4%                                         4,507,390

                                            Preferred Stock, at Redemption Value - (73.1%)                            (136,535,817)
                                                                                                                    --------------
                                            Net Assets Applicable to Common Stock - 100.0%                          $  186,812,625
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments, as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 335,530,998
                                                                  =============
      Gross unrealized appreciation                               $   4,023,943
      Gross unrealized depreciation                                 (18,199,237)
                                                                  -------------
      Net unrealized depreciation                                 $ (14,175,294)
                                                                  =============

(a)   Depositary receipts.
(b)   Floating rate security.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
            Affiliate                                Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                           $ (6,692,623)         $342,132
      --------------------------------------------------------------------------

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(e)   Represents the current yield as of January 31, 2008.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)   Convertible security.
(h)   The security is a perpetual bond and has no stated maturity date.
(i) All or a portion of security held as collateral as collateral in connection with open reverse repurchase agreement.
o Reverse repurchase agreement outstanding as of January 31, 2008 was as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                              Net
                                                Interest       Trade        Maturity        Closing        Face
      Counterparty                                Rate         Date           Date          Amount        Amount
      -----------------------------------------------------------------------------------------------------------
      Credit Suisse First Boston LLC              5.25%      9/26/2007        TBD          $ 601,013     $590,000
      -----------------------------------------------------------------------------------------------------------

o     Swaps outstanding as of January 31, 2008 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
                                                                                                       Notional        Appreciation
                                                                                                        Amount        (Depreciation)
      ------------------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 3.2325% and pay a floating rate
      based on 3-month USD LIBOR

      Broker, Citibank NA
      Expires January 2010                                                                           $ 54,100,000       $ 301,638

      Bought credit default protection on Capital One Financial Corp. and pay 4.175%

      Broker, Citibank NA
      Expires March 2013                                                                             $  1,000,000          (1,603)

      Bought credit default protection on Capital One Financial Corp. and  pay 4.20%

      Broker, Deutsche Bank AG
      Expires March 2013                                                                             $  2,000,000         (54,020)

      Pay a fixed rate of 4.3975% and receive a floating rate based on 3-month USD LIBOR

      Broker, Citibank NA
      Expires January 2018                                                                           $ 12,300,000        (119,270)
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                             $ 126,745
                                                                                                                        =========

      TBD To be determined

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 24, 2008